CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Oct. 31, 2022	$ 6,000		$ (9,365)		$ (3,365)
Beginning balance, shares at Oct. 31, 2022	6,000,000
Issuance of ordinary shares	$ 1,295	24,605			25,900
Issuance of ordinary shares, shares	1,295,000
Net income			(47)		(47)
Ending balance, value at Oct. 31, 2023	$ 7,295	24,605	(9,412)		22,488
Ending balance, shares at Oct. 31, 2023	7,295,000
Issuance of ordinary shares	$ 797	15,143			15,940
Issuance of ordinary shares, shares	797,000
Net income			(34,295)		(34,295)
Ending balance, value at Oct. 31, 2024	$ 8,092	39,748	(43,707)		4,133
Ending balance, shares at Oct. 31, 2024	8,092,000
Net income			430,073		430,073
Foreign currency translation adjustment				(19)	(19)
Ending balance, value at Oct. 31, 2025	$ 8,092	$ 39,748	$ 386,366	$ (19)	$ 434,187
Ending balance, shares at Oct. 31, 2025	8,092,000